Quarterly Financial Data (unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Quarterly Financial Data (unaudited)
Interest income	$ 17,109	$ 17,943	$ 18,590	$ 18,870	$ 19,256	$ 19,817	$ 20,199	$ 19,955	$ 72,512		$ 79,227		$ 84,864
Interest expense	6,778	7,168	7,581	7,873	8,300	8,723	8,979	9,138	29,400		35,140		41,897
Net interest income	10,331	10,775	11,009	10,997	10,956	11,094	11,220	10,817	43,112		44,087		42,967
Provision for loan losses	250	350	300	200	330	300	200	300	1,100		1,130		1,404
Net interest income after provision for loan losses	10,081	10,425	10,709	10,797	10,626	10,794	11,020	10,517	42,012		42,957		41,563
Net realized loss on securities available for sale	282	197		267	(364)	(83)			746		937
Other noninterest income	2,144	1,440	1,538	1,456	305	1,281	1,678	1,489	811		706		644
Noninterest expense	7,817	7,248	7,491	7,722	7,153	6,703	7,024	7,182	30,278		28,062		27,813
Income before provision for income taxes	4,690	4,814	4,756	4,798	3,414	5,289	5,674	4,824	19,058		19,201		18,217
Provision for income taxes	799	793	799	845	314	1,010	1,160	896	3,236		3,380		3,553
Net Income before noncontrolling interest	3,891	4,021	3,957	3,953	3,100	4,279	4,514	3,928	15,822		15,821		14,664
Less: net income attributable to noncontrolling interest	388	87	276	168	98	315	230	268	919		911		433
Net income attributable to ESB Financial Corporation	$ 3,503	$ 3,934	$ 3,681	$ 3,785	$ 3,002	$ 3,964	$ 4,284	$ 3,660	$ 14,903		$ 14,910		$ 14,231
Net income per share:
Basic	$ 0.25	$ 0.27	$ 0.26	$ 0.26	$ 0.21	$ 0.27	$ 0.30	$ 0.25	$ 1.04	[1]	$ 1.03	[1]	$ 0.99	[1]
Diluted	$ 0.25	$ 0.27	$ 0.25	$ 0.26	$ 0.21	$ 0.27	$ 0.29	$ 0.25	$ 1.03	[1]	$ 1.02	[1]	$ 0.98	[1]

[1]	Outstanding shares and per share data have been adjusted for years 2010 to reflect a six-for five stock split paid on May 16, 2011.